Summary of Significant Accounting Policies (Details) - Schedule of Translation of Amounts from Exchange Rates	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
VND exchange rate for balance sheet items, except for equity accounts [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Exchange rate	25,455	24,270	23,633
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Exchange rate		23,836	23,633